BALANCE SHEETS (Parenthetical) - $ / shares	May 31, 2023	Feb. 28, 2023	Feb. 24, 2021
Stockholders' Deficit
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	6,570,000	6,570,000
Common stock, shares outstanding	6,570,000	6,570,000